Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 195,927	$ 107,728	$ 37,541
Accounts receivable, net of allowance for doubtful accounts	127,867	87,782	57,981
Other receivables	439	105	112
Prepaid expenses	9,667	13,032	10,207
Income Taxes Receivable		1,606	1,717
Other current assets	2,471	1,051	559
Total current assets	336,371	211,304	108,117
Noncurrent assets:
Property and equipment, net	63,060	56,957	45,076
Deferred tax assets	575	585	131
Intangibles	230,871	240,295	259,142
Goodwill	195,735	195,735	195,735
Other noncurrent assets	3,006	2,630	2,474
Total noncurrent assets	493,247	496,202	502,558
Total assets	829,618	707,506	610,675
Current liabilities:
Accounts payable and accrued liabilities	43,494	41,935	24,252
Accrued payroll and employee-related liabilities	171,690	21,994	17,106
Current portion of debt	48,510	45,984	2,431
Current portion of income tax payable	1,586
Deferred revenue	5,810	4,711	2,108
Deferred Rent	303	218	959
Total current liabilities	271,393	114,842	46,856
Noncurrent liabilities:
Income tax payable	2,988	2,988	1,704
Long-term debt	193,525	198,768	204,874
Deferred rent	2,573	2,194	1,772
Accrued payroll and employee-related liabilities	2,640	2,641
Other long-term payable			466
Deferred tax liabilities	40,474	50,936	57,503
Total noncurrent liabilities	242,200	257,527	266,319
Total liabilities	513,593	372,369	313,175
Commitments and Contingencies
Shareholders' equity:
Common Stock, Value, Issued		917	917
Additional Paid - in Capital	519,817	398,202	398,202
Accumulated deficit	(206,834)	(67,398)	(101,931)
Accumulated other comprehensive income	2,069	3,416	312
Total shareholders' equity	316,025	335,137	297,500
Total liabilities and shareholders' equity	829,618	707,506	$ 610,675
Common Class A [Member]
Shareholders' equity:
Common Stock, Value, Issued	152
Total shareholders' equity	152
Class B Convertible Common Stock [Member]
Shareholders' equity:
Common Stock, Value, Issued	$ 821	$ 917